Purchases and other expenses - Provisions for litigation - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Provision for litigation - opening balance	€ 572	€ 779	€ 537
Additions with impact on income statement	99	35	354
Reversals with impact on income statement	(8)	(25)	(34)
Discounting with impact on income statement		3	2
Utilizations without impact on income statement	(22)	(221)	(37)
Changes in consolidation scope	1	1
Translation adjustment	0	3	7
Reclassifications and other items	1	(3)	(50)
Reclassification to assets held for sale	0	0	0
Provision for litigation - closing balance	€ 643	€ 572	€ 779